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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 09/30/11

Check here if Amendment: |x|; Amendment Number: 1

This Amendment (Check only one): |x| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Glazer Capital, LLC

Address:623 Fifth Ave, Suite 2502,
   	New York, NY 10022



Form 13F File Number: 028-11674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Paul Glazer
Title: President, CEO Glazer Capital, LLC
Phone: (212) 808-7394


Signature, Place, and Date of Signing:

Paul J Glazer			New York, NY		     27 December 2011
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE


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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 126,587,706
Form 13F Information Table Value Total: $ 378,004,419



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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09/30/2011                                          	1


USD


ITEM1				ITEM 2		ITEM 3	  	ITEM 4  	 ITEM 5  	ITEM 6		SHARED
NAME OF ISSUER			TITLE  		CUSIP 		FAIR MKT   	SHRS OR  	SOLE	SHARED	OTHER
				CLASS		NUMBER		VALUE		PRIN AMOUNT  	(A)	(B)	(C)


ADVANCED ANALOGIC TECHNOLOGI	COM		00752J 10 8	 2,696,473	 622,742 	 X
ARCH CHEMICALS INC		COM		03937R 10 2	 12,593,750 	 268,409 	 X
AUSTRALIA ACQUISITION CORP	SHS		G06368 10 7	 968,650 	 96,962 	 X
BJ'S WHOLESALE CLUB INC		COM		05548J 10 6	 20,781,055 	 405,484 	 X
BLACKBOARD INC			CALL		091935 90 2	 66,878 	 723 		 X
BLACKBOARD INC			COM		091935 50 2	 133,980 	 3,000 		 X
CALIPER LIFE SCIENCES INC	COM		130872 10 4	 2,094 		 200 		 X
CEPHALON INC			CALL		156708 90 9	 1,128,500 	 1,850 		 X
CEPHALON INC			COM		156708 10 9	 21,185,929 	 262,527 	 X
CEPHALON INC			NOTE 2.0% 6/0	156708 AP 4	 527,025	 300,000 	 X
CEPHALON INC			NOTE 2.5% 5/0	156708 AR 0	 34,216,875	 27,650,000 	 X
CHINA FIRE & SEC GROUP INC	COM		16938R 10 3	 2,649,259 	 302,082 	 X
CONSTELLATION ENERGY GROUP I	COM		210371 10 0	 13,374,969 	 351,418 	 X
CSR PLC				CALL		12640Y 90 5	 30,000 	 200 		 X
DPL INC				COM		233293 10 9	 6,028 	 	 200 		 X
FPIC INS GROUP INC		COM		302563 10 1	 52,133 	 1,246 		 X
GLOBAL CROSSING LTD  		SHS NEW		G3921A 17 5	 2,391 		 100 		 X
GLOBAL INDS LTD			COM		379336 10 0	 19,867,676 	 2,508,545 	 X
GLOBAL INDS LTD			DBCV 2.75% 8/0	379336 AE 0	 42,656,250 	 43,750,000 	 X
GOODRICH INC			COM		382388 10 6	 3,547,992 	 29,400 	 X
KINETIC CONCEPTS INC		COM NEW		49460W 20 8	 35,912,620 	 545,039 	 X
LOOPNET INC			COM		543524 30 0	 10,711,714 	 625,319 	 X
M&F WORLDWIDE INC		COM		552541 10 4	 1,430,324 	 58,096 	 X
MEDCO HEALTH SOLUTIONS INC	COM		58405U 10 2	 14,943,843 	 318,700 	 X
MOTOROLA MOBILITY HLDINGS INC	COM NEW		620076 30 7	 5,379,872 	 142,400 	 X
NATIONAL SEMICONDUCTOR CORP  	CALL		637640 10 3	 500,000 	 2,000 		 X
NESS TECHNOLOGIES INC		COM		64104X 10 8	 2,708,132 	 353,542 	 X
NETLOGIC MICROSYSTEMS INC	COM		64118B 10 0	 14,919,269 	 310,043 	 X
PAETEC HOLDING CORP  		COM		695459 10 7	 4,303,240 	 813,467 	 X
PROMOTORA DE INFORMATIONES S	ADR CL B CONV	74343G 30 3	 2,490,431 	 562,174 	 X
RENAISSANCE LEARNING INC	COM		75968L 10 5	 1,678 		 100 		 X
SANOFI				RIGHT 12/31/20	80105N 11 3	 31,800 	 30,000 	 X
SOUTHERN UN CO NEW		COM		844030 10 6	 7,099,628 	 174,997 	 X
SUNPOWER CORP			COM CL A	867652 10 9	 809 		 100 		 X
SUNPOWER CORP			DBCV 1.25% 2/1	867652 AA 7	 44,192,025	 44,865,000	 X
TEMPLE INLAND INC		COM		879868 10 7	 20,876,735 	 665,500 	 X
VARIAN SEMICOND EQUIPMN		CALL		922207 90 5	 1,521,450 	 2,070 		 X
VARIAN SEMICOND EQUIPMN		COM		922207 10 5	 34,492,942 	 564,071 	 X



			 				       $ 378,004,419	 126,587,706



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